Related party transactions- Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended					48 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2021	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)	Sep. 30, 2019
Related party transactions
Amount of cash and cash equivalents	¥ 189,898	¥ 321,262					$ 29,956
Ant Group
Related party transactions
Equity interest (as a percent)			33.00%						33.00%
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents	8,987	6,831
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company	9,767	8,505	¥ 9,960
Costs and expenses incurred	15,366	15,107	11,466
Ant Group and its affiliates | Annual fee for SME loan business
Related party transactions
Amounts earned by the Company	708	954	954
SME annual fee term (in years)				7 years
Annual fee as a percentage of the average daily balance (as a percent)						2.50%
Ant Group and its affiliates | Administrative and support services
Related party transactions
Amounts earned by the Company	1,165	1,208	1,224
Ant Group and its affiliates | Cloud services revenue
Related party transactions
Amounts earned by the Company	5,536	3,916	1,872
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company	2,358	2,427	2,075
Ant Group and its affiliates | Other services
Related party transactions
Costs and expenses incurred	3,542	4,509	2,743
Alipay | Payment processing and escrow services fee
Related party transactions
Costs and expenses incurred	¥ 11,824	¥ 10,598	8,723
Ant Group | Profit Share Payments
Related party transactions
Amounts earned by the Company			¥ 3,835
Additional fee, as a percentage of pre-tax income					37.50%
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed | $								$ 7,700
Amount drawn down | $								$ 3,413
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties	1.00%	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud services
Related party transactions
Amounts earned by the Company	¥ 1,826	¥ 2,411	¥ 1,548
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Costs and expenses incurred	976	1,394	1,146
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company	1,728	1,732	1,400
Costs and expenses incurred	13,120	11,068	¥ 8,265
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans	¥ 3,000	¥ 2,824
Certain investees of the Company | Loans | Maximum
Related party transactions
Remaining terms	4 years	5 years
Interest rate (as a percent)	10.00%	10.00%